Other Current Assets (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Other Assets [Abstract]
Inventories	$ 27,918	$ 25,640
Deferred mobilization expenses	101,783	75,804
Prepayments and advances	23,185	19,347
Insurance claims (Note 13)	27,236	2,023
Deferred financing costs	19,497	0
Other	17,869	11,061
Balance at end of year/period	$ 217,488	$ 133,875